UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09597

LORD ABBETT STOCK APPRECIATION FUND

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/11

Item 1:	Report to Shareholders.

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Stock Appreciation Fund

For the six-month period ended January 31, 2011

Lord Abbett Stock Appreciation Fund

Semiannual Report

For the six-month period ended January 31, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds;
and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Lord Abbett Stock Appreciation Fund for the six-month period ended January 31, 2011. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 through January 31, 2011).

Actual Expenses

For each class of the Fund,
the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period
8/1/10 – 1/31/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%
hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value

Ending Account Value

Expenses Paid During Period†

8/1/10

1/31/11

8/1/10 - 1/31/11

Class A

Actual

$
1,000.00

$
1,211.90

$
8.08

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,017.91

$
7.38

Class B

Actual

$
1,000.00

$
1,207.60

$
11.69

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,014.63

$
10.66

Class C

Actual

$
1,000.00

$
1,207.60

$
11.69

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,014.63

$
10.66

Class F

Actual

$
1,000.00

$
1,214.10

$
6.70

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,019.11

$
6.11

Class I

Actual

$
1,000.00

$
1,214.40

$
6.14

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,019.68

$
5.60

Class P

Actual

$
1,000.00

$
1,212.20

$
7.36

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,018.54

$
6.72

Class R2

Actual

$
1,000.00

$
1,215.70

$
6.03

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,019.76

$
5.50

Class R3

Actual

$
1,000.00

$
1,212.70

$
8.87

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,017.20

$
8.08

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.45% for Class A, 2.10% for Classes B and C, 1.20% for
Class F, 1.10% for Class I, 1.32% for Class P, 1.08% for Class R2 and 1.59% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2011

Sector*

%**

Sector*

%**

Consumer Discretionary

16.98%

Industrials

13.75%

Consumer Staples

3.46%

Information Technology

30.79%

Energy

11.29%

Materials

5.70%

Financials

8.56%

Short-Term Investment

1.73%

Health Care

7.74%

Total

100.00%

*

A sector may comprise several industries.

**

Represents percent of total investments.

Schedule of Investments (unaudited)

January 31, 2011

Investments

Shares

Value (000)

COMMON STOCKS 99.20%

Aerospace & Defense 2.17%

Honeywell International, Inc.

44,409

$
2,487

Precision Castparts Corp.

7,915

1,132

United Technologies Corp.

9,877

803

Total

4,422

Air Freight & Logistics 0.79%

C.H. Robinson Worldwide, Inc.

13,206

1,018

United Parcel Service, Inc. Class B

8,229

589

Total

1,607

Automobiles 1.04%

Ford Motor Co.*

133,322

2,126

Beverages 0.74%

Coca-Cola Co. (The)

12,231

769

PepsiCo, Inc.

11,549

743

Total

1,512

Biotechnology 1.45%

Alexion Pharmaceuticals, Inc.*

14,831

1,243

Human Genome Sciences, Inc.*

17,934

435

United Therapeutics Corp.*

18,688

1,270

Total

2,948

Capital Markets 4.70%

Ameriprise Financial, Inc.

31,542

1,945

BlackRock, Inc.

9,465

1,874

Charles Schwab Corp. (The)

48,742

880

Goldman Sachs Group, Inc. (The)

4,310

705

Lazard Ltd. Class A

29,500

1,231

State Street Corp.

34,405

1,607

T. Rowe Price Group, Inc.

20,374

1,343

Total

9,585

Investments

Shares

Value (000)

Chemicals 3.19%

Albemarle Corp.

27,706

$
1,556

Dow Chemical Co. (The)

28,914

1,026

Huntsman Corp.

73,573

1,281

LyondellBasell Industries NV Class A (Netherlands)*(a)

46,249

1,662

Mosaic Co. (The)

12,116

982

Total

6,507

Commercial Banks 1.61%

PNC Financial Services Group, Inc. (The)

27,061

1,624

Wells Fargo & Co.

51,301

1,663

Total

3,287

Communications Equipment 4.91%

Ciena Corp.*

28,852

636

Cisco Systems, Inc.*

86,378

1,827

Finisar Corp.*

32,840

1,094

Juniper Networks, Inc.*

42,989

1,596

QUALCOMM, Inc.

89,811

4,861

Total

10,014

Computers & Peripherals 11.50%

Apple, Inc.*

39,311

13,339

EMC Corp.*

133,402

3,320

Hewlett-Packard Co.

70,819

3,236

International Business Machines Corp.

9,493

1,538

NetApp, Inc.*

24,591

1,346

SanDisk Corp.*

15,037

682

Total

23,461

Construction & Engineering 0.77%

Fluor Corp.

22,728

1,573

Diversified Financial Services 1.11%

Bank of America Corp.

43,829

602

JPMorgan Chase & Co.

37,030

1,664

Total

2,266

See Notes to Financial
Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2011

Investments

Shares

Value (000)

Electrical Equipment 0.78%

Emerson Electric Co.

26,933

$
1,586

Electronic Equipment, Instruments & Components 0.63%

Corning, Inc.

57,358

1,274

Energy Equipment & Services 4.68%

FMC Technologies, Inc.*

12,761

1,200

Halliburton Co.

32,251

1,451

National Oilwell Varco, Inc.

23,779

1,757

Schlumberger Ltd.

32,519

2,894

Weatherford International Ltd. (Switzerland)*(a)

94,428

2,240

Total

9,542

Food & Staples Retailing 1.75%

Costco Wholesale Corp.

18,339

1,317

Wal-Mart Stores, Inc.

13,046

732

Walgreen Co.

37,628

1,522

Total

3,571

Health Care Equipment & Supplies 0.80%

Edwards Lifesciences Corp.*

8,831

744

Hospira, Inc.*

16,130

891

Total

1,635

Health Care Providers & Services 2.50%

Express Scripts, Inc.*

51,815

2,919

McKesson Corp.

16,833

1,265

UnitedHealth Group, Inc.

22,440

921

Total

5,105

Hotels, Restaurants & Leisure 4.61%

Carnival Corp. Unit

30,700

1,373

Chipotle Mexican Grill, Inc.*

4,058

888

Darden Restaurants, Inc.

25,163

1,185

Las Vegas Sands Corp.*

22,079

1,026

Marriott International, Inc. Class A

42,965

1,697

MGM Resorts International*

79,207

1,175

Investments

Shares

Value (000)

Penn National Gaming, Inc.*

27,267

$
974

Starwood Hotels & Resorts Worldwide, Inc.

18,280

1,078

Total

9,396

Information Technology Services 1.65%

Accenture plc Class A (Ireland)(a)

24,505

1,261

MasterCard, Inc. Class A

7,055

1,669

Western Union Co. (The)

21,466

435

Total

3,365

Insurance 0.64%

Principal Financial Group, Inc.

39,788

1,304

Internet & Catalog Retail 2.26%

Amazon.com, Inc.*

19,969

3,388

priceline.com, Inc.*

2,843

1,218

Total

4,606

Internet Software & Services 3.91%

Akamai Technologies, Inc.*

21,077

1,018

Baidu, Inc. ADR*

7,965

865

Google, Inc. Class A*

10,158

6,098

Total

7,981

Life Sciences Tools & Services 0.53%

Illumina, Inc.*

15,586

1,081

Machinery 6.75%

Caterpillar, Inc.

29,632

2,875

Cummins, Inc.

12,879

1,364

Deere & Co.

21,854

1,987

Dover Corp.

30,735

1,970

Eaton Corp.

17,357

1,874

Joy Global, Inc.

14,911

1,300

Parker Hannifin Corp.

15,757

1,409

Trinity Industries, Inc.

35,324

985

Total

13,764

See Notes to Financial
Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2011

Investments

Shares

Value (000)

Media 3.26%

Comcast Corp. Class A

35,502

$
808

Interpublic Group of Cos., Inc. (The)*

110,493

1,181

Lamar Advertising Co. Class A*

41,173

1,517

Time Warner, Inc.

24,363

766

Viacom, Inc. Class B

38,156

1,585

Walt Disney Co. (The)

20,297

789

Total

6,646

Metals & Mining 1.75%

Cliffs Natural Resources, Inc.

16,426

1,404

Freeport-McMoRan Copper & Gold, Inc.

19,839

2,157

Total

3,561

Multi-Line Retail 1.29%

Nordstrom, Inc.

27,843

1,147

Target Corp.

27,197

1,491

Total

2,638

Oil, Gas & Consumable Fuels 6.72%

Apache Corp.

14,296

1,706

Concho Resources, Inc.*

17,741

1,708

Devon Energy Corp.

16,903

1,499

Exxon Mobil Corp.

51,064

4,120

Peabody Energy Corp.

17,097

1,084

Pioneer Natural Resources Co.

14,810

1,409

Southwestern Energy Co.*

16,210

640

Whiting Petroleum Corp.*

12,184

1,539

Total

13,705

Paper & Forest Products 0.82%

International Paper Co.

57,734

1,667

Personal Products 0.59%

Estee Lauder Cos., Inc. (The) Class A

15,049

1,211

Investments

Shares

Value (000)

Pharmaceuticals 2.53%

Allergan, Inc.

20,120

$
1,421

Novo Nordisk AS ADR

9,049

1,024

Warner Chilcott plc Class A (Ireland)(a)

28,000

672

Watson Pharmaceuticals, Inc.*

37,520

2,046

Total

5,163

Professional Services 1.42%

Monster Worldwide, Inc.*

43,268

720

Robert Half International, Inc.

69,276

2,173

Total

2,893

Real Estate Management & Development 0.58%

CB Richard Ellis Group, Inc. Class A*

52,994

1,176

Road & Rail 1.20%

Kansas City Southern*

24,701

1,235

Union Pacific Corp.

12,897

1,220

Total

2,455

Semiconductors & Semiconductor Equipment 3.84%

Altera Corp.

26,448

994

ARM Holdings plc ADR

38,233

957

Broadcom Corp. Class A

38,892

1,754

Intel Corp.

39,109

839

Micron Technology, Inc.*

77,559

817

NVIDIA Corp.*

42,313

1,012

ON Semiconductor Corp.*

131,166

1,449

Total

7,822

Software 4.64%

Adobe Systems, Inc.*

40,178

1,328

BMC Software, Inc.*

26,689

1,273

Citrix Systems, Inc.*

11,037

697

Microsoft Corp.

29,304

812

Oracle Corp.

88,594

2,838

See Notes to Financial
Statements.

Schedule of Investments (unaudited)(concluded)

January 31, 2011

Investments

Shares

Value (000)

Software (continued)

Red Hat, Inc.*

19,588

$
809

Rovi Corp.*

15,420

952

salesforce.com, Inc.*

5,831

753

Total

9,462

Specialty Retail 3.14%

Abercrombie & Fitch Co. Class A

22,635

1,141

Bed Bath & Beyond, Inc.*

21,056

1,011

Home Depot, Inc. (The)

28,771

1,058

Limited Brands, Inc.

28,148

823

O’Reilly Automotive, Inc.*

13,922

791

Ross Stores, Inc.

24,218

1,579

Total

6,403

Textiles, Apparel & Luxury Goods 1.54%

Coach, Inc.

29,824

1,613

NIKE, Inc. Class B

8,881

733

Phillips-Van Heusen Corp.

13,467

786

Total

3,132

Tobacco 0.41%

Philip Morris International, Inc.

14,556

833

Total Common Stocks (cost $157,987,463)

202,285

Investments

Principal Amount (000)

Value (000)

SHORT-TERM INVESTMENT 1.75%

Repurchase Agreement

Repurchase Agreement dated 1/31/2011, 0.02% due 2/1/2011 with Fixed Income Clearing Corp. collateralized by $3,650,000 of Federal Home Loan Mortgage Corp. at 0.12% due 9/30/2011;
value: $3,645,438; proceeds: $3,571,638 (cost $3,571,636)

$
3,572

$
3,572

Total Investments in Securities 100.95% (cost $161,559,099)

205,857

Liabilities in Excess of Other Assets (0.95%)

(1,928
)

Net Assets 100.00%

$
203,929

ADR

American Depositary Receipt.

Unit

More than one class of securities traded together.

*

Non-income producing security.

(a)

Foreign security traded in U.S. dollars.

See Notes to Financial
Statements.

Statement of Assets and Liabilities (unaudited)

January 31, 2011

ASSETS:

Investments in securities, at value (cost $161,559,099)

$
205,857,478

Receivables:

Investment securities sold

2,651,298

Capital shares sold

117,693

Interest and dividends

57,719

Prepaid expenses and other assets

52,996

Total assets

208,737,184

LIABILITIES:

Payables:

Investment securities purchased

4,144,070

Capital shares reacquired

257,448

Management fee

129,585

12b-1 distribution fees

101,773

Trustees’ fees

24,993

Fund administration

6,911

To affiliates (See Note 3)

12,262

Accrued expenses and other liabilities

130,950

Total liabilities

4,807,992

NET ASSETS

$
203,929,192

COMPOSITION OF NET ASSETS:

Paid-in capital

$
225,085,113

Accumulated net investment loss

(82,611
)

Accumulated net realized loss on investments and foreign currency related transactions

(65,371,689
)

Net unrealized appreciation on investments

44,298,379

Net Assets

$
203,929,192

See Notes to Financial
Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

January 31, 2011

Net assets by class:

Class A Shares

$
104,593,130

Class B Shares

$
16,706,628

Class C Shares

$
32,808,833

Class F Shares

$
4,608,170

Class I Shares

$
43,504,146

Class P Shares

$
691

Class R2 Shares

$
11,596

Class R3 Shares

$
1,695,998

Outstanding shares by class (unlimited number of authorized shares of beneficial interest):

Class A Shares

17,078,458

Class B Shares

2,929,935

Class C Shares

5,759,744

Class F Shares

745,797

Class I Shares

6,977,424

Class P Shares

112

Class R2 Shares

1,871.689

Class R3 Shares

278,119

Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):

Class A Shares-Net asset value

$6.12

Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)

$6.49

Class B Shares-Net asset value

$5.70

Class C Shares-Net asset value

$5.70

Class F Shares-Net asset value

$6.18

Class I Shares-Net asset value

$6.23

Class P Shares-Net asset value

$6.17

Class R2 Shares-Net asset value

$6.20

Class R3 Shares-Net asset value

$6.10

See Notes to Financial
Statements.

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2011

Investment income:

Dividends

$
1,371,091

Interest

1,343

Total investment income

1,372,434

Expenses:

Management fee

694,908

12b-1 distribution plan-Class A

170,099

12b-1 distribution plan-Class B

83,712

12b-1 distribution plan-Class C

156,788

12b-1 distribution plan-Class F

1,594

12b-1 distribution plan-Class P

2

12b-1 distribution plan-Class R2

–

12b-1 distribution plan-Class R3

2,857

Shareholder servicing

163,693

Registration

47,644

Fund administration

37,062

Subsidy (See Note 3)

35,047

Professional

27,444

Reports to shareholders

14,874

Custody

2,941

Trustees’ fees

2,618

Other

6,213

Gross expenses

1,447,496

Expense reductions (See Note 7)

(132
)

Management fee waived (See Note 3)

(13,112
)

Net expenses

1,434,252

Net investment loss

(61,818
)

Net realized and unrealized gain:

Net realized gain on investments and foreign currency related transactions

16,782,917

  Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies

18,262,405

Net realized and unrealized gain

35,045,322

Net Increase in Net Assets Resulting From Operations

$
34,983,504

See Notes to Financial
Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS

For the Six Months Ended January 31, 2011 (unaudited)

For the Year Ended July 31, 2010

Operations:

Net investment loss

$
(61,818
)

$
(1,147,874
)

Net realized gain on investments and foreign currency related transactions

16,782,917

12,517,787

  Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies

18,262,405

10,514,403

Net increase in net assets resulting from operations

34,983,504

21,884,316

Capital share transactions (Net of share conversions) (See Note 11):

Net proceeds from sales of shares

23,719,724

28,345,570

Cost of shares reacquired

(24,321,335
)

(59,483,820
)

Net decrease in net assets resulting from capital share transactions

(601,611
)

(31,138,250
)

Net increase (decrease) in net assets

34,381,893

(9,253,934
)

NET ASSETS:

Beginning of period

$
169,547,299

$
178,801,233

End of period

$
203,929,192

$
169,547,299

Accumulated net investment loss

$
(82,611
)

$
(20,793
)

See Notes to Financial
Statements.

Financial Highlights

Class A Shares

Six Months Ended 1/31/2011 (unaudited)

Year Ended 7/31

2010

2009

2008

2007

2006

Per Share Operating Performance

Net asset value, beginning of period

$5.05

$4.50

$5.74

$5.98

$5.07

$5.19

Investment operations:

Net investment income (loss)(a)

–
(b)

(.02
)

–
(b)

(.03
)

(.04
)

(.03
)

Net realized and unrealized gain (loss)

1.07

.57

(1.24
)

(.21
)

.95

(.09
)

Total from investment operations

1.07

.55

(1.24
)

(.24
)

.91

(.12
)

Net asset value, end of period

$6.12

$5.05

$4.50

$5.74

$5.98

$5.07

Total Return(c)

21.19
%(d)

12.22
%

(21.60
)%

(4.01
)%

17.95
%

(2.31
)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed

.73
%(d)

1.48
%

1.50
%

1.50
%

1.50
%

1.49
%

Expenses, including expense reductions, management fee waived and expenses reimbursed

.73
%(d)

1.48
%

1.50
%

1.50
%

1.50
%

1.49
%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed

.74
%(d)

1.55
%

1.70
%

1.56
%

1.61
%

1.68
%

Net investment income (loss)

.02
%(d)

(.48
)%

(.10
)%

(.50
)%

(.62
)%

(.61
)%

Supplemental Data:

Net assets, end of period (000)

$104,593

$90,029

$96,736

$119,321

$120,513

$110,300

Portfolio turnover rate

73.05
%(d)

84.12
%

160.11
%

174.14
%

158.74
%

188.26
%

(a)

Calculated using average shares outstanding during the period.

(b)

Amount is less than $.01.

(c)

Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)

Not annualized.

See Notes to Financial
Statements.

Financial Highlights (continued)

Class B Shares

Six Months Ended 1/31/2011 (unaudited)

Year Ended 7/31

2010

2009

2008

2007

2006

Per Share Operating Performance

Net asset value, beginning of period

$4.72

$4.23

$5.43

$5.70

$4.86

$5.01

Investment operations:

Net investment loss(a)

(.02
)

(.05
)

(.03
)

(.07
)

(.07
)

(.07
)

Net realized and unrealized gain (loss)

1.00

.54

(1.17
)

(.20
)

.91

(.08
)

Total from investment operations

.98

.49

(1.20
)

(.27
)

.84

(.15
)

Net asset value, end of period

$5.70

$4.72

$4.23

$5.43

$5.70

$4.86

Total Return(b)

20.76
%(c)

11.58
%

(22.10
)%

(4.74
)%

17.28
%

(2.99
)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed

1.06
%(c)

2.13
%

2.15
%

2.15
%

2.15
%

2.14
%

Expenses, including expense reductions, management fee waived and expenses reimbursed

1.06
%(c)

2.13
%

2.15
%

2.15
%

2.15
%

2.14
%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed

1.07
%(c)

2.20
%

2.35
%

2.21
%

2.26
%

2.33
%

Net investment loss

(.30
)%(c)

(1.13
)%

(.75
)%

(1.16
)%

(1.27
)%

(1.26
)%

Supplemental Data:

Net assets, end of period (000)

$16,707

$16,683

$20,890

$31,989

$34,012

$30,200

Portfolio turnover rate

73.05
%(c)

84.12
%

160.11
%

174.14
%

158.74
%

188.26
%

(a)

  Calculated using average shares outstanding during the period.

(b)

  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)

Not annualized.

See Notes to Financial
Statements.

Financial Highlights (continued)

Class C Shares

Six Months Ended 1/31/2011 (unaudited)

Year Ended 7/31

2010

2009

2008

2007

2006

Per Share Operating Performance

Net asset value, beginning of period

$4.72

$4.23

$5.43

$5.69

$4.86

$5.00

Investment operations:

Net investment loss(a)

(.02
)

(.05
)

(.03
)

(.07
)

(.07
)

(.07
)

Net realized and unrealized gain (loss)

1.00

.54

(1.17
)

(.19
)

.90

(.07
)

Total from investment operations

.98

.49

(1.20
)

(.26
)

.83

(.14
)

Net asset value, end of period

$5.70

$4.72

$4.23

$5.43

$5.69

$4.86

Total Return(b)

20.76
%(c)

11.58
%

(22.10
)%

(4.57
)%

17.08
%

(2.80
)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed

1.06
%(c)

2.13
%

2.15
%

2.15
%

2.15
%

2.14
%

Expenses, including expense reductions, management fee waived and expenses reimbursed

1.06
%(c)

2.13
%

2.15
%

2.15
%

2.15
%

2.14
%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed

1.07
%(c)

2.20
%

2.35
%

2.21
%

2.26
%

2.33
%

Net investment loss

(.31
)%(c)

(1.13
)%

(.75
)%

(1.15
)%

(1.28
)%

(1.26
)%

Supplemental Data:

Net assets, end of period (000)

$32,809

$30,295

$35,198

$50,103

$45,041

$33,206

Portfolio turnover rate

73.05
%(c)

84.12
%

160.11
%

174.14
%

158.74
%

188.26
%

(a)

  Calculated using average shares outstanding during the period.

(b)

  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)

Not annualized.

See Notes to Financial
Statements.

Financial Highlights (continued)

Class F Shares

Six Months Ended 1/31/2011 (unaudited)

Year Ended 7/31

 9/28/2007(a) to
7/31/2008

2010

2009

Per Share Operating Performance

Net asset value, beginning of period

$5.09

$4.52

$5.75

$6.53

Investment operations:

Net investment income (loss)(b)

.01

(.01
)

–
(c)

(.02
)

Net realized and unrealized gain (loss)

1.08

.58

(1.23
)

(.76
)

Total from investment operations

1.09

.57

(1.23
)

(.78
)

Net asset value, end of period

$6.18

$5.09

$4.52

$5.75

Total Return(d)

21.41
%(e)

12.61
%

(21.39
)%

(11.94
)%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed

.61
%(e)

1.23
%

1.25
%

1.02
%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed

.61
%(e)

1.23
%

1.25
%

1.02
%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed

.61
%(e)

1.29
%

1.45
%

1.10
%(e)

Net investment income (loss)

.11
%(e)

(.23
)%

.05
%

(.33
)%(e)

Supplemental Data:

Net assets, end of period (000)

$4,608

$2,617

$1,980

$654

Portfolio turnover rate

73.05
%(e)

84.12
%

160.11
%

174.14
%

(a)

  Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b)

Calculated using average shares outstanding during the period.

(c)

Amount is less than $.01.

(d)

Total return assumes the reinvestment of all distributions.

(e)

Not annualized.

See Notes to Financial
Statements.

Financial Highlights (continued)

Class I Shares

Six Months Ended 1/31/2011 (unaudited)

Year Ended 7/31

2010

2009

2008

2007

2006

Per Share Operating Performance

Net asset value, beginning of period

$5.13

$4.56

$5.79

$6.01

$5.08

$5.18

Investment operations:

Net investment income (loss)(a)

.01

(.01
)

.01

(.01
)

(.02
)

(.01
)

Net realized and unrealized gain (loss)

1.09

.58

(1.24
)

(.21
)

.95

(.09
)

Total from investment operations

1.10

.57

(1.23
)

(.22
)

.93

(.10
)

Net asset value, end of period

$6.23

$5.13

$4.56

$5.79

$6.01

$5.08

Total Return(b)

21.44
%(c)

12.50
%

(21.24
)%

(3.66
)%

18.31
%

(1.93
)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed

.55
%(c)

1.13
%

1.15
%

1.15
%

1.15
%

1.14
%

Expenses, including expense reductions, management fee waived and expenses reimbursed

.55
%(c)

1.13
%

1.15
%

1.15
%

1.15
%

1.14
%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed

.56
%(c)

1.19
%

1.35
%

1.21
%

1.25
%

1.30
%

Net investment income (loss)

.18
%(c)

(.15
)%

.25
%

(.16
)%

(.29
)%

(.19
)%

Supplemental Data:

Net assets, end of period (000)

$43,504

$29,241

$23,962

$23,883

$54,603

$27,371

Portfolio turnover rate

73.05
%(c)

84.12
%

160.11
%

174.14
%

158.74
%

188.26
%

(a)

Calculated using average shares outstanding during the period.

(b)

Total return assumes the reinvestment of all distributions.

(c)

Not annualized.

See Notes to Financial
Statements.

Financial Highlights (continued)

Class P Shares

Six Months Ended 1/31/2011 (unaudited)

Year Ended 7/31

2010

2009

2008

2007

2006

Per Share Operating Performance

Net asset value, beginning of period

$5.09

$4.53

$5.77

$6.02

$5.11

$5.23

Investment operations:

Net investment income (loss)(a)

–
(b)

(.02
)

–
(b)

(.04
)

(.04
)

(.03
)

Net realized and unrealized gain (loss)

1.08

.58

(1.24
)

(.21
)

.95

(.09
)

Total from investment operations

1.08

.56

(1.24
)

(.25
)

.91

(.12
)

Net asset value, end of period

$6.17

$5.09

$4.53

$5.77

$6.02

$5.11

Total Return(c)

21.22
%(d)

12.36
%

(21.49
)%

(4.15
)%

17.81
%

(2.29
)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed

.67
%(d)

1.40
%

1.51
%

1.55
%

1.60
%

1.57
%

Expenses, including expense reductions, management fee waived and expenses reimbursed

.67
%(d)

1.40
%

1.51
%

1.55
%

1.60
%

1.57
%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed

.67
%(d)

1.57
%

1.70
%

1.61
%

1.70
%

1.70
%

Net investment income (loss)

.08
%(d)

(.35
)%

(.08
)%

(.67
)%

(.72
)%

(.60
)%

Supplemental Data:

Net assets, end of period (000)

$1

$1

$2

$3

$11

$12

Portfolio turnover rate

73.05
%(d)

84.12
%

160.11
%

174.14
%

158.74
%

188.26
%

(a)

Calculated using average shares outstanding during the period.

(b)

Amount less than $.01.

(c)

Total return assumes the reinvestment of all distributions.

(d)

Not annualized.

See Notes to Financial
Statements.

Financial Highlights (continued)

Class R2 Shares

  Six Months Ended 1/31/2011
(unaudited)

Year Ended 7/31

9/28/2007(a) to 7/31/2008

2010

2009

Per Share Operating Performance

Net asset value, beginning of period

$5.10

$4.53

$5.75

$6.53

Investment operations:

Net investment income (loss)(b)

.01

(.01
)

.01

(.01
)

Net realized and unrealized gain (loss)

1.09

.58

(1.23
)

(.77
)

Total from investment operations

1.10

.57

(1.22
)

(.78
)

Net asset value, end of period

$6.20

$5.10

$4.53

$5.75

Total Return(c)

21.57
%(d)

12.58
%

(21.22
)%

(11.94
)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed

.54
%(d)

1.15
%

1.12
%

.98
%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed

.54
%(d)

1.15
%

1.12
%

.98
%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed

.54
%(d)

1.75
%

1.92
%

1.03
%(d)

Net investment income (loss)

.20
%(d)

(.18
)%

.27
%

(.12
)%(d)

Supplemental Data:

Net assets, end of period (000)

$12

$10

$7

$9

Portfolio turnover rate

73.05
%(d)

84.12
%

160.11
%

174.14
%

(a)

  Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b)

Calculated using average shares outstanding during the period.

(c)

Total return assumes the reinvestment of all distributions.

(d)

Not annualized.

See Notes to Financial
Statements.

Financial Highlights (concluded)

Class R3 Shares

Six Months Ended 1/31/2011 (unaudited)

Year Ended 7/31

9/28/2007(a) to 7/31/2008

2010

2009

Per Share Operating Performance

Net asset value, beginning of period

$5.03

$4.49

$5.73

$6.53

Investment operations:

Net investment loss(b)

(.01
)

(.04
)

(.01
)

(.02
)

Net realized and unrealized gain (loss)

1.08

.58

(1.23
)

(.78
)

Total from investment operations

1.07

.54

(1.24
)

(.80
)

Net asset value, end of period

$6.10

$5.03

$4.49

$5.73

Total Return(c)

21.27
%(d)

12.03
%

(21.64
)%

(12.25
)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed

.80
%(d)

1.59
%

1.63
%

1.24
%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed

.80
%(d)

1.59
%

1.63
%

1.24
%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed

.81
%(d)

1.59
%

1.83
%

1.30
%(d)

Net investment loss

(.11
)%(d)

(.84
)%

(.23
)%

(.40
)%(d)

Supplemental Data:

Net assets, end of period (000)

$1,696

$673

$27

$34

Portfolio turnover rate

73.05
%(d)

84.12
%

160.11
%

174.14
%

(a)

  Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b)

Calculated using average shares outstanding during the period.

(c)

Total return assumes the reinvestment of all distributions.

(d)

Not annualized.

See Notes to Financial
Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Stock Appreciation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized as a Delaware statutory trust on September 29, 1999.

The Fund’s investment objective is long-term capital growth. The Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter)
following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. The Fund no longer offers Class B shares for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the
United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income in the Statement of

Notes to Financial Statements (unaudited)(continued)

Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended July 31, 2008 through July 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the
Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent

Notes to Financial Statements (unaudited)(continued)

in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•

Level 1 - unadjusted quoted prices in active markets for identical investments;

•

  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•

  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

Investment Type*

  Level 1
(000)

  Level 2
(000)

  Level 3
(000)

  Total
(000)

Common Stocks

$
202,285

$
—

$
—

$
202,285

Repurchase Agreement

—

3,572

—

3,572

Total

$
202,285

$
3,572

$
—

$
205,857

*

See Schedule of Investments for values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with
Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the
Fund’s average daily net assets at the following annual rate:

First $1 billion

.75%

Next $1 billion

.70%

Over $2 billion

.65%

For the six months ended January 31, 2011, the
effective management fee, net of waivers, was at an annualized rate of .74% of the Fund’s average daily net assets.

In addition, Lord Abbett
provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

For the period August 1, 2010 through November 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee, and if necessary, reimburse the Fund’s other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.10%. This agreement may be terminated only upon approval of the Fund’s Board of Trustees.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the
“Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Diversified Equity Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of
Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of January 31, 2011, the percentage of the Fund’s outstanding shares owned by Lord Abbett Diversified Equity Strategy Fund and Lord Abbett
Growth & Income Strategy Fund were 8.23% and 10.41%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*

Class A

Class B

Class C

Class F

Class P

Class R2

Class R3

Service

.25%

.25%

.25%

—

.25%

.25%

.25%

Distribution

.10%

.75%

.75%

.10%

.20%

.35%

.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority,
Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions
on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2011:

  Distributor
Commissions

  Dealers’
Concessions

$13,338

$
72,782

Distributor received CDSCs of $504 and $2,533 for
Class A and Class C shares, respectively, for the six months ended January 31, 2011.

Two Trustees and certain of the Fund’s officers have
an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward

Notes to Financial Statements (unaudited)(continued)

amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As
of July 31, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

2011

2012

2017

2018

Total

$26,241,370

$
3,496,442

$
15,061,139

$
34,229,669

$
79,028,620

As of January 31, 2011, the aggregate unrealized
security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost

$
164,680,944

Gross unrealized gain

41,702,077

Gross unrealized loss

(525,543
)

Net unrealized security gain

$
41,176,534

The difference
between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

On December 22, 2010, the Regulated Investment
Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

5.    PORTFOLIO
SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31,
2011 were as follows:

Purchases

Sales

$132,675,553

$
133,905,012

There were no purchases or sales of U.S. Government
securities for the six months ended January 31, 2011.

6.    TRUSTEES’ REMUNERATION

The Fund’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred

Notes to Financial Statements (unaudited)(continued)

amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of
Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Fund has entered into an arrangement
with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    LINE OF CREDIT

The Fund and certain other funds managed by
Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. The annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) is .15% of the amount available under the Facility. This amount is included in Other expenses on the Fund’s Statement of Operations. In connection with the annual renewal period that commenced December 4, 2009, the Fund paid an upfront commitment fee of .05%, which was amortized through Other expenses on the Statement of Operations over the annual period of the Facility. On November 22,
2010, the Fund and certain other funds managed by Lord Abbett entered into a short term extension of the Facility through February 2, 2011. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of January 31, 2011, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2011.

On February 3, 2011, the Facility was renewed for an annual period by the Fund and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to .125% and the upfront commitment fee of .05% was removed.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth stocks. The value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of the individual companies in which the Fund invests. Large growth stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and bargain stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for meeting or exceeding earnings expectations or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

Notes to Financial Statements (unaudited)(continued)

Due to the Fund’s exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of
beneficial interest were as follows:

Six Months Ended January 31, 2011 (unaudited)

Year Ended July 31, 2010

Class A Shares

Shares

Amount

Shares

Amount

Shares sold

1,097,265

$
6,196,505

2,326,589

$
11,672,976

Converted from Class B*

102,581

582,716

256,616

1,302,480

Shares reacquired

(1,938,383
)

(10,715,864
)

(6,254,931
)

(31,620,258
)

Decrease

(738,537
)

$
(3,936,643
)

(3,671,726
)

$
(18,644,802
)

Class B Shares

Shares sold

61,523

$
320,943

485,707

$
2,259,148

Shares reacquired

(555,829
)

(2,823,483
)

(1,612,928
)

(7,578,062
)

Converted to Class A*

(110,072
)

(582,716
)

(273,942
)

(1,302,480
)

Decrease

(604,378
)

$
(3,085,256
)

(1,401,163
)

$
(6,621,394
)

Class C Shares

Shares sold

405,060

$
2,158,444

1,372,484

$
6,451,427

Shares reacquired

(1,069,930
)

(5,474,667
)

(3,272,176
)

(15,582,258
)

Decrease

(664,870
)

$
(3,316,223
)

(1,899,692
)

$
(9,130,831
)

Class F Shares

Shares sold

1,010,056

$
5,803,114

776,697

$
3,822,311

Shares reacquired

(778,413
)

(4,485,145
)

(700,644
)

(3,439,423
)

Increase

231,643

$
1,317,969

76,053

$
382,888

Class I Shares

Shares sold

1,402,421

$
8,264,597

681,683

$
3,420,350

Shares reacquired

(119,720
)

(651,130
)

(243,701
)

(1,212,825
)

Increase

1,282,701

$
7,613,467

437,982

$
2,207,525

Class P Shares

Shares sold

—

$
—

—
(a)

$
2

Shares reacquired

—

—

(361
)

(1,829
)

Decrease

—

$
—

(361
)

$
(1,827
)

Class R2 Shares

Shares sold

64.000

$
349

353

$
1,837

Shares reacquired

(77.311
)

(407
)

(1
)

(5
)

Increase (decrease)

(13.311
)

$
(58
)

352

$
1,832

Notes to Financial Statements (unaudited)(concluded)

Six Months Ended January 31, 2011 (unaudited)

Year Ended July 31, 2010

Class R3 Shares

Shares

Amount

Shares

Amount

Shares sold

174,684

$
975,772

137,379

$
717,519

Shares reacquired

(30,209
)

(170,639
)

(9,678
)

(49,160
)

Increase

144,475

$
805,133

127,701

$
668,359

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or if the
25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

(a)

Value is less than 1 share.

Approval of Advisory Contract

At meetings held on December 15 and 16, 2010, the Board, including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, including information about the investment performance of the Fund compared to the performance of its benchmark, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account the results of the examination of the portfolio management team by members of the Contract Committee during the year, which included a meeting with the portfolio management team. Additionally, the
Board took into consideration its familiarity with Lord Abbett gained through its previous meetings and discussions during the course of the year.

The
materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. (“Lipper”) regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives, including a group of funds within the same investment classification/objective (each group a “performance universe”) and to the investment performance of an appropriate fund index;
(2) information on the expense ratios, effective management fee rates, and other expense components for the Fund and similar funds (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund;
(8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and
Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it previously had discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe. The Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month and one-year periods, the fourth quintile for the

three-year and five-year periods, and the fifth quintile for the ten-year period. The Board observed that the investment performance was higher than that of the Lipper Large-Cap Growth Index for the nine-month period and lower than that of the Index for the one-year, three-year, five-year, and ten-year periods.

Lord Abbett’s Personnel
and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also noted that
Lord Abbett had made significant changes in its personnel for the Fund in 2009, replacing Bruce Bartlett and Christopher Yates with David J. Linsen and Paul J. Volovich. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group comparison was based, and noted that such periods ended before September 30, 2010. It also considered the projected expense levels of the Fund. It also considered the amount and nature of the fees paid by shareholders. The Board observed that for the fiscal year ended July 31, 2010 the contractual management and administrative services fees were approximately one basis point above the median of the peer group and the actual management and administrative services fees were approximately two basis points below the median of the peer group. The Board observed that for the fiscal year ended July 31, 2010 the total expense ratio of Class A was approximately eleven basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately three basis points above the median of the peer group, the total expense ratio of Class F was approximately ten basis points above the median of the peer group, the total expense ratio of Class I was approximately eighteen basis points above the median of the peer group, the total expense ratio of Class P was approximately one basis point above the median of the peer group, the total expense ratio of Class R2 was approximately twenty-four basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately twenty basis points above the median of the peer group. The Board noted that effective
April 1, 2010 it and Lord Abbett had entered into an expense limitation agreement that had the effect of limiting the total expense ratio of Class A to not more than 1.45%, the total expense ratios of Class B and Class C to not more than
2.10%, the total expense ratio of Class F to not more than 1.20%, the total expense ratio of Class I to not more than 1.10%, the total expense ratio of Class P to not more than 1.55%, the total expense ratio of Class R2 to not more than 1.70%, and the total expense ratio of Class R3 to not more than 1.60%, and that Lord Abbett proposed to renew the agreement through November 30, 2011. The Board considered how those expense ratios would relate to those of the peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its
2010 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

Economies of Scale. The
Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.
The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements.
The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at
888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description
of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The
Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to
publicinfo@sec.gov.

This report, when not used for the general
information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund
shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Stock Appreciation Fund

LASA-3

(03/11)

Item 2:
Code of Ethics.

  Not applicable.

Item 3:
Audit Committee Financial Expert.

  Not applicable.

Item 4:
Principal Accountant Fees and Services.

  Not applicable.

Item 5:
Audit Committee of Listed Registrants.

  Not applicable.

Item 6:
Investments.

  Not applicable.

Item 7:
Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 8:
Portfolio Managers of Closed-End Management Investment Companies.

  Not applicable.

Item 9:
Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

  Not applicable.

Item 10:
Submission of Matters to a Vote of Security Holders.

  Not applicable.

Item 11:
Controls and Procedures.

(a)
Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:
Exhibits.

(a)(1)
Amendments to Code of Ethics – Not applicable.

(a)(2)
Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)
Not applicable.

(b)
Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT STOCK APPRECIATION FUND

By:

/s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer and Chairman

Date: March 24, 2011

By:

/s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,
this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer and Chairman

Date: March 24, 2011

By:

/s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: March 24, 2011